Note 3 - Discontinued Operations	12 Months Ended
Dec. 31, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	DISCONTINUED OPERATIONS

As part of the Company’s strategy to evaluate its business segments periodically, management noted that the Network Security Group has incurred significant operating losses and its business had not grown as projected.  In light of the downturn of business in Network Security products the Company determined that a triggering event had occurred and initiated an impairment loss analysis on the Network Security Group’s long-lived assets using a discounted cash flow approach in estimating fair value as market values could not be readily determined.  Along with the analysis, a portion of the developed technologies intangible asset recognized in connection with the acquisition of 360 Degree Web, the property and equipment, and other assets associated with the Network Security Group, with a total net carrying value of $2,184,000 were fully written off in the third quarter of 2010.

In November 2010, the Board of Directors (the “Board”) resolved to discontinue the operations of Network Security Group and to liquidate the assets of the Network Security Group in due course.  The Company has ceased operation and has commenced the related shutdown activities, most of which were completed in 2011.  The Company does not expect any significant future revenues from the operations of this business segment.

The Company determined that the Network Security Group meets the definition of a separate component and the results of the Network Security Group are reported as discontinued operations in the accompanying statements of operations.

In conjunction with the discontinued operations, the Company recorded charges of $1,218,000 during the year ended December 31, 2010, for certain exit costs relating to the discontinuance of these operations which is reflected as part of loss from discontinued operations.

The Network Security Group accounted for $202,000, $1,946,000, and $3,204,000 of net sales and $88,000, $9,591,000, and $6,560,000 of loss from operations for the years ended December 31, 2011, 2010, and 2009, respectively, which are included as part of the $9,000 income from discontinued operations, $9,843,000 and $6,418,000 of loss from discontinued operations in the accompanying consolidated statements of operations and comprehensive income.